Vanguard® Communication Services Index Fund
Schedule of Investments (unaudited)
As of November 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Diversified Telecommunication Services (11.1%)
	Verizon Communications Inc.	4,384,491	168,057
	AT&T Inc.	7,977,887	132,194
	Iridium Communications Inc.	443,398	16,893
*	Frontier Communications Parent Inc.	725,715	15,886
*	Liberty Global Ltd. Class C	907,648	15,285
	Cogent Communications Holdings Inc.	173,222	11,062
*	Liberty Global Ltd. Class A	630,421	10,087
*	Lumen Technologies Inc.	3,968,928	5,199
*	Globalstar Inc.	2,893,026	4,600
*	Liberty Latin America Ltd. Class C	516,111	3,525
*	IDT Corp. Class B	70,634	2,073
*	Anterix Inc.	52,504	1,717
*	EchoStar Corp. Class A	135,255	1,416
	ATN International Inc.	43,008	1,309
*	Consolidated Communications Holdings Inc.	302,759	1,302
*	Bandwidth Inc. Class A	93,002	1,021
*	Liberty Latin America Ltd. Class A	139,376	944
*	Charge Enterprises Inc.	356,123	59
			392,629
Entertainment (19.5%)
*	Netflix Inc.	339,343	160,838
*	Walt Disney Co.	1,694,506	157,064
	Electronic Arts Inc.	388,913	53,674
*	Take-Two Interactive Software Inc.	268,322	42,449
*	Warner Bros Discovery Inc.	3,690,204	38,563
*	Roku Inc.	366,663	38,206
*	Roblox Corp. Class A	818,447	32,173
*	Live Nation Entertainment Inc.	327,226	27,559
*	Liberty Media Corp.-Liberty Formula One Class C	425,713	27,101
	TKO Group Holdings Inc.	258,476	19,988
	Warner Music Group Corp. Class A	490,209	16,231
	Endeavor Group Holdings Inc. Class A	657,824	15,992
*	Madison Square Garden Sports Corp.	60,987	10,318
*	Liberty Media Corp.-Liberty Live Class C	200,802	6,877
*	Cinemark Holdings Inc.	430,998	6,142
*	Atlanta Braves Holdings Inc. Class C	167,779	6,032
*,1	AMC Entertainment Holdings Inc. Class A	781,405	5,196
*	Madison Square Garden Entertainment Corp.	153,762	4,656
*	Lions Gate Entertainment Corp. Class B	434,784	3,635
*	Sphere Entertainment Co.	98,566	3,373
*	Imax Corp.	182,780	2,915
*	Liberty Media Corp.-Liberty Live Class A	80,028	2,637

		Shares	Market Value ($000)
*	Lions Gate Entertainment Corp. Class A	281,173	2,483
	Marcus Corp.	91,988	1,280
*	Vivid Seats Inc. Class A	151,181	1,250
*	Atlanta Braves Holdings Inc. Class A	27,221	1,098
*	Playstudios Inc.	344,899	824
*,1	Skillz Inc.	52,223	311
			688,865
Interactive Media & Services (49.0%)
*	Meta Platforms Inc. Class A	2,299,235	752,195
*	Alphabet Inc. Class A	3,274,048	433,910
*	Alphabet Inc. Class C	2,603,891	348,713
*	Pinterest Inc. Class A	1,158,636	39,475
*	Snap Inc. Class A	2,314,038	32,003
*	Match Group Inc.	738,576	23,915
*	ZoomInfo Technologies Inc.	1,107,175	15,910
*	IAC Inc.	299,462	14,323
*	Ziff Davis Inc.	183,005	11,679
*	Yelp Inc.	256,995	11,233
*	TripAdvisor Inc.	418,935	7,470
*	Cargurus Inc.	326,284	7,054
*	Bumble Inc. Class A	376,265	5,215
*	Cars.com Inc.	248,605	4,629
	Shutterstock Inc.	99,442	4,367
*	ZipRecruiter Inc. Class A	274,878	3,686
*	fuboTV Inc.	1,152,057	3,675
*	QuinStreet Inc.	204,879	2,559
*	Eventbrite Inc. Class A	308,737	2,177
*	Vimeo Inc.	588,311	2,071
*	Taboola.com Ltd.	534,685	1,845
*	Nextdoor Holdings Inc.	558,393	893
*	Mediaalpha Inc. Class A	82,316	833
*	Angi Inc.	313,500	705
*	Outbrain Inc.	142,399	543
*	System1 Inc.	89,399	132
			1,731,210
Media (16.6%)
	Comcast Corp. Class A	3,751,527	157,151
*	Charter Communications Inc. Class A	145,210	58,103
*	Trade Desk Inc. Class A	664,317	46,808
	Omnicom Group Inc.	385,853	31,111
	Interpublic Group of Cos. Inc.	875,607	26,916
	News Corp. Class A	1,078,987	23,781
	New York Times Co. Class A	503,998	23,683
*	Liberty Broadband Corp. Class C	278,052	23,112
	Fox Corp. Class A	743,103	21,951
	Paramount Global Class B	1,403,494	20,168
	Nexstar Media Group Inc.	134,761	19,127
*	Liberty Media Corp.-Liberty SiriusXM Class C	641,821	17,323
	Fox Corp. Class B	553,833	15,319
	TEGNA Inc.	753,737	11,555
[1]	Sirius XM Holdings Inc.	2,375,641	11,118
	News Corp. Class B	460,408	10,608
	Cable One Inc.	17,710	9,423
*	Liberty Media Corp.-Liberty SiriusXM Class A	293,377	7,904
*	Liberty Broadband Corp. Class A	87,640	7,269
	John Wiley & Sons Inc. Class A	172,758	5,219
	Scholastic Corp.	104,016	3,952

		Shares	Market Value ($000)
*	Magnite Inc.	458,100	3,701
*	DISH Network Corp. Class A	988,783	3,619
*	Integral Ad Science Holding Corp.	216,200	3,154
*	TechTarget Inc.	98,579	2,918
*	PubMatic Inc. Class A	168,001	2,807
	Gray Television Inc.	326,478	2,524
*	Thryv Holdings Inc.	129,431	2,303
*	Altice USA Inc. Class A	798,477	1,836
*	Stagwell Inc.	343,907	1,726
*	AMC Networks Inc. Class A	107,186	1,633
*	EW Scripps Co. Class A	228,574	1,579
	Sinclair Inc.	124,423	1,569
*	Clear Channel Outdoor Holdings Inc.	1,045,654	1,516
*	Boston Omaha Corp. Class A	95,095	1,379
*	Advantage Solutions Inc.	382,217	1,051
*	Gannett Co. Inc.	557,088	1,031
*	iHeartMedia Inc. Class A	389,983	1,022
*	Cardlytics Inc.	118,852	946
*	WideOpenWest Inc.	197,758	791
			588,706
Other (0.0%)[2]
*,3	GCI Liberty Inc.	188,049	—
Wireless Telecommunication Services (3.6%)
	T-Mobile US Inc.	726,652	109,325
	Telephone and Data Systems Inc.	393,764	7,757
	Shenandoah Telecommunications Co.	188,007	4,187
*	United States Cellular Corp.	61,822	2,809
*	Gogo Inc.	253,381	2,541
			126,619
Total Common Stocks (Cost $3,920,474)			3,528,029
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[4,5]	Vanguard Market Liquidity Fund, 5.438% (Cost $15,561)	155,666	15,565
Total Investments (100.2%) (Cost $3,936,035)			3,543,594
Other Assets and Liabilities—Net (-0.2%)			(8,791)
Net Assets (100.0%)			3,534,803
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,058,000.
2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $9,721,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Paramount Global Class B	8/30/24	BANA	2,371	(5.331)	—	(8)
Sirius XM Holdings Inc.	1/31/24	GSI	3,374	(5.325)	—	(322)
					—	(330)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At November 30, 2023, the counterparties had deposited in segregated accounts securities with a value of $549,000 in connection with open over-the-counter swap contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	3,528,029	—	—	3,528,029
Temporary Cash Investments	15,565	—	—	15,565
Total	3,543,594	—	—	3,543,594
Derivative Financial Instruments
Liabilities
Swap Contracts	—	330	—	330